(18) PRIVATE PENSION PLAN (Details 9)	Dec. 31, 2017
Fundacao CESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
Statement Line Items [Line Items]
Total	100.00%
Fundacao CESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Fixed Income investments [Member]
Statement Line Items [Line Items]
Total	72.80%
Fundacao CESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Variable Income Investments [Member]
Statement Line Items [Line Items]
Total	18.67%
Fundacao CESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Real Estate [Member]
Statement Line Items [Line Items]
Total	3.18%
Fundacao CESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Transactions with participants [Member]
Statement Line Items [Line Items]
Total	1.32%
Fundacao CESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Structured Investments [Member]
Statement Line Items [Line Items]
Total	2.56%
Fundacao CESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Investments Abroad [Member]
Statement Line Items [Line Items]
Total	1.47%
Fundacao CESP [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
Statement Line Items [Line Items]
Total	100.00%
Fundacao CESP [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Fixed Income investments [Member]
Statement Line Items [Line Items]
Total	75.41%
Fundacao CESP [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Variable Income Investments [Member]
Statement Line Items [Line Items]
Total	17.11%
Fundacao CESP [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Real Estate [Member]
Statement Line Items [Line Items]
Total	1.46%
Fundacao CESP [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Transactions with participants [Member]
Statement Line Items [Line Items]
Total	1.61%
Fundacao CESP [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Structured Investments [Member]
Statement Line Items [Line Items]
Total	2.70%
Fundacao CESP [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Investments Abroad [Member]
Statement Line Items [Line Items]
Total	1.71%
Fundacao CEEE [Member] | Rio Grande Energia S.A. ("RGE") [Member]
Statement Line Items [Line Items]
Total	100.00%
Fundacao CEEE [Member] | Rio Grande Energia S.A. ("RGE") [Member] | Fixed Income investments [Member]
Statement Line Items [Line Items]
Total	80.50%
Fundacao CEEE [Member] | Rio Grande Energia S.A. ("RGE") [Member] | Variable Income Investments [Member]
Statement Line Items [Line Items]
Total	16.00%
Fundacao CEEE [Member] | Rio Grande Energia S.A. ("RGE") [Member] | Real Estate [Member]
Statement Line Items [Line Items]
Total	0.50%
Fundacao CEEE [Member] | Rio Grande Energia S.A. ("RGE") [Member] | Transactions with participants [Member]
Statement Line Items [Line Items]
Total	1.50%
Fundacao CEEE [Member] | Rio Grande Energia S.A. ("RGE") [Member] | Structured Investments [Member]
Statement Line Items [Line Items]
Total	1.50%
Fundacao CEEE [Member] | Rio Grande Energia S.A. ("RGE") [Member] | Investments Abroad [Member]
Statement Line Items [Line Items]
Total	0.00%
Fundacao CEEE [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member]
Statement Line Items [Line Items]
Total	100.00%
Fundacao CEEE [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member] | Fixed Income investments [Member]
Statement Line Items [Line Items]
Total	80.00%
Fundacao CEEE [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member] | Variable Income Investments [Member]
Statement Line Items [Line Items]
Total	16.00%
Fundacao CEEE [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member] | Real Estate [Member]
Statement Line Items [Line Items]
Total	0.50%
Fundacao CEEE [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member] | Transactions with participants [Member]
Statement Line Items [Line Items]
Total	2.00%
Fundacao CEEE [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member] | Structured Investments [Member]
Statement Line Items [Line Items]
Total	1.50%
Fundacao CEEE [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member] | Investments Abroad [Member]
Statement Line Items [Line Items]
Total	0.00%